UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation,

John C. Hill, Chief Executive Officer

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1(a). Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2026

[2]

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the
Securities and Exchange Commission under the provisions of the Investment Company Act of 1940)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
		Net asset value	Source of dividends and distributions			Total dividends and distributions		Unrealized appreciation of investments at end of period
Year Ended December 31,	Total net assets		Ordinary income*	Long-term capital gains*
2001	$539,839,060	$28.54	$.22	$1.58	**	$1.80	**	$304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
2012	569,465,087	24.53	.51	.43		.94		247,684,116
2013	648,261,868	26.78	.12	3.58		3.70		305,978,151
2014	649,760,644	26.18	.16	1.59		1.75		293,810,819
2015	582,870,527	23.53	.12	1.86		1.98		229,473,007
2016	674,683,352	27.12	.30	.68		.98		318,524,775
2017	826,331,789	32.86	.28	.72		1.00		460,088,116
2018	765,342,588	30.02	.56	.89		1.45		392,947,674
2019	994,595,051	38.42	.57	.78		1.35		607,489,748
2020	1,036,336,494	39.49	.75	.95		1.70		638,120,894
2021	1,332,590,581	48.87	.92	2.83		3.75		894,323,472
2022	1,132,835,676	40.48	.55	1.90		2.45		668,155,780
2023	1,319,864,836	46.49	.50	1.35		1.85		841,232,972
2024	1,569,940,654	54.26	.61	1.64		2.25		1,063,703,666
2025	1,787,876,237	60.50	.85	1.85		2.70		1,249,557,200
Six mos. to June 30, 2026***	1,835,257,298	62.11	.06	.25		.31		1,232,640,987

Total dividends and distributions***			$10.40	$35.16		$45.56

*Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.

**Includes non-taxable return of capital of $.55.

***Unaudited.

The Common Stock is listed on the NYSE American under the symbol CET. On June 30, 2026, the closing market price was $52.45 per share.

[3]

To the Stockholders of

Central Securities Corporation:

Financial statements for the six months ended June 30, 2026 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

Comparative net assets are as follows:

	June 30, 2026 (Unaudited)	December 31, 2025
Net assets	$1,835,257,298	$1,787,876,237
Net assets per share of Common Stock	62.11	60.50
Shares of Common Stock outstanding	29,549,265	29,549,265

Comparative operating results are as follows:

	Six months ended June 30,
	2026 (Unaudited)	2025 (Unaudited)
Net investment income	$24,600,953	$13,254,931
Per average share of Common Stock outstanding	.83	.46
Net realized gain from investment transactions	48,856,593	31,804,989
Increase (decrease) in net unrealized appreciation of investments	(16,916,213)	59,422,817
Increase in net assets resulting from operations	56,541,333	104,482,737

A distribution of $.31 per share was paid on June 26, 2026 to stockholders of record as of June 12, 2026. Stockholders will be sent a notice concerning the taxability of all 2026 distributions in early 2027.

During the first six months of 2026, the Corporation (“Central”) did not purchase any shares of its Common Stock. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made in the open market or in private transactions directly with stockholders.

Stockholder inquiries are welcome.

John C. Hill	Wilmot H. Kidd

630 Fifth Avenue
New York, NY 10111
July 22, 2026

[4]

TEN LARGEST INVESTMENTS

(excluding short-term investments)

June 30, 2026

(Unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc. Class A	$ 0.7	$ 407.4	22.2%	1982
Alphabet Inc. Class A	17.8	142.9	7.8	2015
Analog Devices, Inc.	1.5	139.0	7.6	1987
Progressive Corporation	22.7	87.4	4.8	2015
Capital One Financial Corporation	27.1	70.2	3.8	2013
Keysight Technologies, Inc.	2.3	70.0	3.8	2005
The Charles Schwab Corporation	25.7	64.6	3.5	2016
Amazon.com, Inc.	10.1	62.0	3.4	2014
Arthur J. Gallagher & Co.	57.0	58.5	3.2	2024
Motorola Solutions, Inc.	5.5	58.1	3.2	2000

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2026

(Common Stock unless specified otherwise)
(Unaudited)

	Number of Shares
	Additions	Reductions	Held June 30, 2026
Arthur J. Gallagher & Co.	120,000	—	255,000
AON plc Class A	—	80,000	—
Cellebrite DI Ltd.	1,300,000	—	1,300,000
Equifax Inc.	45,000	—	145,000
Mercadolibre, Inc.	2,500	—	18,000
Sunbelt Rentals Holdings, Inc.	—	100,000	500,000
WillScot Holdings Corporation	—	225,000	—

[5]

DIVERSIFICATION OF INVESTMENTS

June 30, 2026

(Unaudited)

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2026	December 31, 2025
Common Stocks:
Insurance Underwriters	2	$23,394,394	$494,781,192	27.0%	29.9%
Banks and Diversified Financial	5	88,145,250	253,718,950	13.8	15.9
Communication Services	2	44,957,762	193,644,100	10.5	10.7
Semiconductor	2	20,694,586	177,215,100	9.7	6.8
Technology Hardware and Equipment	3	36,128,849	174,837,600	9.5	8.8
Consumer Discretionary	3	70,744,577	113,046,420	6.2	6.6
Diversified Industrial	3	61,128,281	78,733,400	4.3	3.5
Insurance Brokers	2	70,669,047	70,565,350	3.8	4.3
Software and Services	3	22,352,561	65,741,100	3.6	3.4
Health Care	3	31,433,022	56,610,400	3.1	3.1
Energy	1	10,069,910	42,476,000	2.3	2.2
Real Estate	1	35,825,953	26,815,567	1.5	1.5
Short-Term Investments	3	86,976,390	86,976,390	4.7	3.2

[6]

STATEMENT OF INVESTMENTS

June 30, 2026

(Unaudited)

Shares		Value
COMMON STOCKS 95.3%

	Banks and Diversified Financial 13.8%
140,000	American Express Company	$47,355,000
350,000	Capital One Financial Corporation	70,217,000
140,000	JPMorgan Chase & Co.	45,826,200
700,000	The Charles Schwab Corporation	64,589,000
75,000	Visa Inc. Class A	25,731,750
		253,718,950

	Communications Services 10.5%
400,000	Alphabet Inc. Class A	142,948,000
90,000	Meta Platforms, Inc. Class A	50,696,100
		193,644,100

	Consumer Discretionary 6.2%
260,000	Amazon.com, Inc. (a)	61,968,400
18,000	Mercadolibre, Inc. (a)	30,553,020
500,000	Nike, Inc. Class B	20,525,000
		113,046,420

	Diversified Industrial 4.3%
200,000	Brady Corporation Class A	18,314,000
145,000	Equifax Inc.	23,014,400
500,000	Sunbelt Rentals Holdings, Inc.	37,405,000
		78,733,400

	Energy 2.3%
256,250	Chevron Corporation	42,476,000

	Health Care 3.1%
70,000	Johnson & Johnson	17,777,900
250,000	Medtronic plc	19,557,500
150,000	Merck & Co., Inc.	19,275,000
		56,610,400

	Insurance Brokers 3.8%
255,000	Arthur J. Gallagher & Co.	58,540,350
500,000	TWFG, Inc. (a)	12,025,000
		70,565,350

[7]

Shares		Value
	Insurance Underwriters 27.0%
28,424	The Plymouth Rock Company Class A (b)(c)	$407,401,192
400,000	Progressive Corporation	87,380,000
		494,781,192

	Real Estate 1.5%
1,260,130	Rayonier Inc.	26,815,567

	Semiconductor 9.7%
350,000	Analog Devices, Inc.	139,009,500
80,000	Taiwan Semiconductor Manufacturing Company Limited ADR	38,205,600
		177,215,100

	Software and Services 3.6%
1,300,000	Cellebrite DI Ltd. (a)	18,980,000
80,000	Microsoft Corporation	29,841,600
50,000	Roper Technologies, Inc.	16,919,500
		65,741,100

	Technology Hardware and Equipment 9.5%
200,000	Keysight Technologies, Inc. (a)	70,014,000
140,000	Motorola Solutions, Inc.	58,140,600
70,000	Teledyne Technologies Incorporated (a)	46,683,000
		174,837,600

	Total Common Stocks (cost $515,544,192)	1,748,185,179

SHORT-TERM INVESTMENTS 4.7%

	Money Market Fund 1.5%
27,073,861	JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Institutional Class, 3.50%	27,073,861

	U.S. Treasury Bills 3.2%
60,000,000	U.S. Treasury Bills 3.590% - 3.624%, due 7/14/26 - 7/21/26 (d)	59,902,529
	Total Short-Term Investments (cost $86,976,390)	86,976,390
	Total Investments (cost $602,520,582) (100.0%)	1,835,161,569
	Cash, receivables and other assets less liabilities (0.0%)(e)	95,729
	Net Assets (100%)	$1,835,257,298

(a)Non-dividend paying.

(b)Affiliate as defined in the Investment Company Act of 1940 and restricted. See Note 5 and Note 6.

(c)Valued based on Level 3 inputs. See Note 2.

(d)Valued based on Level 2 inputs. See Note 2.

(e)Less than 0.1%.

See accompanying notes to financial statements.

[8]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026
(Unaudited)

Assets:
Investments:
Securities of unaffiliated companies (cost $514,833,592) (Note 2)	$1,340,783,987
Securities of affiliated companies (cost $710,600) (Notes 2, 5 and 6)	407,401,192
Short-term investments (cost $86,976,390) (Note 2)	86,976,390	$1,835,161,569

Cash, receivables and other assets:
Cash	17,676
Dividends and interest receivable	814,406
Leasehold improvements, furniture and equipment, net	947,466
Operating lease right-of-use asset	2,000,690
Other assets	210,896	3,991,134
Total Assets		1,839,152,703
Liabilities:
Accrued expenses and other liabilities	1,308,910
Operating lease liability	2,586,495
Total Liabilities		3,895,405
Net Assets		$1,835,257,298
Net Assets are represented by:
Common Stock $1 par value; authorized 40,000,000 shares; issued 29,549,265 shares (Note 3)		$29,549,265
Surplus:
Paid-in	$500,060,889
Total distributable earnings, including net unrealized appreciation of investments	1,305,647,144	1,805,708,033
Net Assets		$1,835,257,298

Net Asset Value Per Common Share (29,549,265 shares outstanding)		$62.11

See accompanying notes to financial statements.

[9]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2026
(Unaudited)

Investment Income
Income:
Dividends from affiliated companies (Note 5)	$14,219,674
Dividends from unaffiliated companies (net of foreign withholding taxes of $31,789)	12,615,157
Interest	1,526,564	$28,361,395

Expenses:
Investment research	1,209,478
Administration and operations	1,269,366
Occupancy and office operating expenses	310,668
Information services	211,874
Legal, auditing and tax preparation fees	198,219
Directors’ fees	191,074
Fund accounting fees	122,783
Custody fees	73,973
Franchise and miscellaneous taxes	65,500
Transfer agent fees	27,598
Stockholder communications and meetings	8,311
Miscellaneous	71,598	3,760,442
Net investment income		24,600,953

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain from unaffiliated companies	48,856,593
Increase in net unrealized appreciation of investments in unaffiliated companies	19,153,843
Decrease in net unrealized appreciation of investments in affiliated companies (Note 5)	(36,070,056)
Net gain on investments		31,940,380
Increase In Net Assets Resulting From Operations		$56,541,333

See accompanying notes to financial statements.

[10]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2026
and the year ended December 31, 2025

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
From Operations:
Net investment income	$24,600,953	$24,298,756
Net realized gain from investment transactions	48,856,593	55,062,427
Increase (decrease) in net unrealized appreciation of investments	(16,916,213)	185,853,534
Increase in net assets from operations	56,541,333	265,214,717
Distributions To Stockholders:
From distributable earnings	(9,160,272)	(78,066,879)
From Capital Share Transactions: (Note 3)
Distribution to stockholders reinvested in Common Stock	—	31,723,095
Cost of treasury stock purchased	—	(935,350)
Increase in net assets from capital share transactions	—	30,787,745
Total increase in net assets	47,381,061	217,935,583
Net Assets:
Beginning of period	1,787,876,237	1,569,940,654
End of period	$1,835,257,298	$1,787,876,237

See accompanying notes to financial statements.

[11]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2026
(Unaudited)

Cash Flows From Operating Activities:
Increase in net assets from operations		$56,541,333
Adjustments to increase in net assets from operations:
Proceeds from securities sold	$111,158,495
Purchases of securities	(97,759,688)
Net increase in short-term investments	(29,810,321)
Net realized gain on investments	(48,856,593)
Decrease in net unrealized appreciation of investments	16,916,213
Corporate action restructuring fee	(30,000)
Non-cash operating lease expense	(29,909)
Depreciation and amortization	85,712
Changes in assets and liabilities:
Decrease in dividends receivable	21,802
Increase in other assets	(11,276)
Increase in accrued expenses and other liabilities	902,040
Total adjustments		(47,413,525)
Net cash provided by operating activities		9,127,808
Cash Flows From Investing Activities:
Cash flows from investing activities retirement of fixed assets	230
Cash provided by investing activities		230
Cash Flows From Financing Activities:
Dividends and distributions paid	(9,160,272)
Cash used in financing activities		(9,160,272)
Net decrease in cash		(32,234)
Cash at beginning of period		49,910
Cash at end of period		$17,676

See accompanying notes to financial statements.

[12]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

1. Significant Accounting Policies—Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles applicable to U.S. investment companies.

Security Valuation—Marketable common stocks are valued at the official closing price or, if unavailable, the last traded price. If no official close or last traded price is available, they are valued at the mean between the closing bid and ask prices at the valuation date. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates fair value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

Federal Income Taxes—It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates—The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Leases—The Corporation recognizes operating leases on its statement of assets and liabilities at the lease commencement date as (1) a liability representing its obligation to make lease payments over the lease term and (2) a corresponding right-of-use (“ROU”) asset for its right to use the underlying asset over the lease term. The lease liability is measured at the inception of the lease at the present value of the unpaid fixed and certain variable lease payments using the rate of interest the Corporation would have paid on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Lease expense for fixed lease payments is recognized on a straight-line basis over the lease term and is included in Occupancy and office operating expenses in the Statement of Operations. Variable payments for utilities and for increases in building operating expenses and real estate taxes are expensed as incurred and also are included in Occupancy and office operating expenses. See Note 8.

Other—Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is accrued daily.

Operating Segments—An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chief Executive Officer acts as the Corporation’s CODM. The Corporation has a single operating segment of which the CODM monitors the operating results of the Corporation as a whole. Its long-term asset allocation process is based on a defined investment strategy which is executed by the Corporation’s portfolio managers. Financial information in the form of portfolio composition, total returns, expense ratios and changes in net assets which are used by the CODM to assess the segment’s performance versus comparative benchmarks and to make resource allocation decisions for the Corporation’s single segment, is consistent with that presented within the financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “net assets” and significant segment expenses are listed on the accompanying statement of operations.

[13]

NOTES TO FINANCIAL STATEMENTS — continued (Unaudited)

2. Fair Value Measurements—The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•Level 1—Quoted prices in active markets for identical investments;

•Level 2—Other significant observable inputs obtained from independent sources, for example, quoted prices in active markets for similar investments;

•Level 3—Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s only Level 3 investment is The Plymouth Rock Company Incorporated Class A Common Stock (“Plymouth Rock”).

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of June 30, 2026 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common stocks	$1,340,783,987	$—	$407,401,192	$1,748,185,179
Short-term investments	27,073,861	59,902,529	—	86,976,390
Total	$1,367,857,848	$59,902,529	$407,401,192	$1,835,161,569

The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2025	$443,471,248
Change in unrealized appreciation of investments in affiliated companies included in increase in net assets resulting from operations	(36,070,056)
Balance as of June 30, 2026	$407,401,192

Unrealized appreciation of Level 3 investments still held as of June 30, 2026 decreased during the six months ended June 30, 2026 by $36,070,056, which is included in the above table.

Management assists the Board of Directors in the determination of the fair value of Plymouth Rock. In valuing the Plymouth Rock Level 3 investment as of June 30, 2026, management considered Plymouth Rock’s financial condition and results of operations, the insurance industry outlook, and any transactions in Plymouth Rock’s shares. Management used significant unobservable inputs to develop a range of values for the investment. It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.9–2.2; average: 1.6); price-to-historical earnings (range: 11.9–21.1; average: 16.9); and price-to-forward earnings estimates (range: 8.8–17.0; average: 12.8). Management also used a discounted cash flow model based on a forecasted return on equity of approximately 13% and a cost of capital of approximately 10%. The average of these values was then discounted for lack of marketability and control of the Plymouth Rock shares. Management considered a discount range of 25% to 35%, a range management believes market participants would apply. Independent valuations of Plymouth Rock’s shares were also considered. Management presented and discussed the above information with the Corporation’s directors, who approved the value for the investment.

Increases (decreases) in the price-to-book value multiple, price-to-historical earnings multiple, price-to-forward earnings estimate multiple, return on equity rate and book value in isolation would result in a higher (lower) range of fair values. Increases (decreases) in the discount for lack of marketability and control or cost of capital in isolation would result in a lower (higher) range of fair values.

3. Common Stock—During the six months ended June 30, 2026, the Corporation did not purchase any shares of its Common Stock. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases

[14]

NOTES TO FINANCIAL STATEMENTS — continued (Unaudited)

will only be made at prices less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

4. Investment Transactions—The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2026, excluding short-term investments, were $97,759,688 and $111,158,495, respectively.

As of June 30, 2026, the tax cost of investments was $602,520,582. Net unrealized appreciation was $1,232,640,987 consisting of gross unrealized appreciation and gross unrealized depreciation of $1,261,264,159 and $28,623,172, respectively.

5. Affiliated Companies—Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of 5% or more of the company’s outstanding voting securities. During the six months ended June 30, 2026, unrealized appreciation from the Corporation’s investment in Plymouth Rock decreased by $36,070,056 and the Corporation received dividends of $14,219,674 from Plymouth Rock. The Chairman of the Corporation is a director of Plymouth Rock. The Chief Executive Officer of the Corporation is a director of certain subsidiaries of Plymouth Rock.

6. Restricted Securities—The Corporation may from time to time invest in securities the resale of which is restricted. On June 30, 2026, the Corporation’s only restricted security consisted of 28,424 shares of Plymouth Rock Class A stock that were acquired on December 15, 1982 at a cost of $710,600. This security had a value of $407,401,192 at June 30, 2026, which was equal to 22.2% of the Corporation’s net assets. The Corporation does not have the right to demand registration of this security.

7. Compensation and Benefit Plans—The aggregate compensation expense for all officers during the six months ended June 30, 2026 was $1,870,000, of which $587,765 was paid during the period.

Officers and other employees participate in a 401(k) profit sharing plan. The Corporation has agreed to contribute 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors and vest after three years of service. During the six months ended June 30, 2026, the Corporation accrued $140,994 related to the plan.

8. Operating Lease—The Corporation leases office space under a lease that was amended effective April 27, 2022 to extend the lease term until June 30, 2033. The lease includes fixed payments for occupancy and variable payments for certain utilities and for the Corporation’s share of increases in building operating expenses and real estate taxes.

The lease extension was accounted for as a lease modification as of the effective date. The Corporation determined that the lease was an operating lease. As of the effective date of the lease extension, the Corporation measured its lease liability and corresponding ROU asset at approximately $2.9 million, which was the present value of the fixed payments less estimated incentive payments to be received under the lease using a discount rate of 4.89%.

Total lease expense for the six months ended June 30, 2026 was $206,737 substantially all of which was operating lease cost.

[15]

NOTES TO FINANCIAL STATEMENTS — continued (Unaudited)

Fixed amounts due under the lease as of June 30, 2026 are as follows:

2026	$206,737
2027	413,475
2028	430,014
2029	446,553
2030	446,553
2031	446,553
2032-2033	669,830
Total undiscounted lease payments	3,059,715
Less imputed interest	(473,220)
Total lease liability	$2,586,495

[16]

FINANCIAL HIGHLIGHTS

The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2026 and each year in the five-year period ended December 31, 2025. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six months ended June 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value, beginning of period	$60.50		$54.26	$46.49	$40.48	$48.87	$39.49
Net investment income (a)	.83		.84	.54	.51	.54	.83
Net realized and unrealized gain (loss) on securities (a)	1.09		8.31	9.61	7.50	(6.35)	12.64
Total from investment operations	1.92		9.15	10.15	8.01	(5.81)	13.47
Less:
Dividends from net investment income	.06		.85	.61	.50	.55	.86
Distributions from capital gains	.25		1.85	1.64	1.35	1.90	2.89
Total distributions	.31		2.70	2.25	1.85	2.45	3.75
Net change from capital share transactions	.00		(.21)	(.13)	(.15)	(.13)	(.34)
Net asset value, end of period	$62.11		$60.50	$54.26	$46.49	$40.48	$48.87
Per share market value, end of period	$52.45		$50.71	$45.69	$37.77	$33.39	$44.58
Total return based on market (%)	4.05	(c)	17.04	26.78	18.85	(19.89)	49.39
Total return based on NAV (%)	3.18	(c)	17.48	22.22	20.54	(11.47)	35.26
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,835,257		$1,787,876	$1,569,941	$1,319,865	$1,132,836	$1,332,591
Ratio of expenses to average net assets (%)	.41	(b)	.46	.55	.56	.50	.54
Ratio of net investment income to average net assets (%)	1.92	(b)	1.46	1.04	1.19	1.22	1.75
Portfolio turnover rate (%)	5.63	(c)	4.64	8.62	4.10	.37	9.12

(a)Based on the average number of shares outstanding during the period.

(b)Annualized, not necessarily indicative of full year ratio.

(c)Not annualized.

See accompanying notes to financial statements.

[17]

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Stockholders and Board of Directors

Central Securities Corporation:

Results of Review of Interim Financial Information

We have reviewed the statement of assets and liabilities of Central Securities Corporation (the “Corporation”), including the statement of investments, as of June 30, 2026, the related statements of operations, changes in net assets, and cash flows for the six-month period ended June 30, 2026, and the related notes (collectively, the interim financial information), and the financial highlights for the six-month period ended June 30, 2026. Based on our review, we are not aware of any material modifications that should be made to the interim financial information and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities of the Corporation, including the statement of investments, as of December 31, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years in the five-year period then ended (not presented herein); and in our report dated February 11, 2026, we expressed an unqualified opinion on those financial statements and financial highlights. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended December 31, 2025 and the financial highlights for each of the years in the five-year period ended December 31, 2025, is fairly stated, in all material respects, in relation to the statement of changes in net assets and financial highlights from which it has been derived.

Basis for Review Results

The interim financial information and financial highlights are the responsibility of the Corporation’s management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information and financial highlights consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

KPMG LLP

New York, New York
July 27, 2026

[18]

OTHER INFORMATION

Direct Registration

The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2026 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-PORT. The Corporation’s Form N-PORT filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

The annual meeting of stockholders of the Corporation was held on April 8, 2026. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of Common Stock:

	In favor	Withheld
L. Price Blackford	23,403,186	1,148,642
Simms C. Browning	23,132,165	1,419,663
Donald G. Calder	23,069,820	1,482,008
John C. Hill	23,473,847	1,077,981
Wilmot H. Kidd	23,441,426	1,110,402
Wilmot H. Kidd IV	23,021,750	1,503,078
David M. Poppe	23,487,656	1,064,172

A proposal to ratify the selection of KPMG LLP as independent auditors of the Corporation for the year 2026 was approved with 23,342,389 votes for, 1,054,500 votes against and 154,939 shares abstaining.

Forward-Looking Statements

This report may contain “forward-looking statements” within the meaning of the Securities Exchange Act of 1934. You can identify forward-looking statements by words such as “believe,” “expect,” “may,” “anticipate,” and other similar expressions when discussing prospects for particular portfolio holdings and/or markets, generally. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. We cannot assure future results and disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events or otherwise.

[19]

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[20]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
L. Price Blackford, Lead Independent Director
Simms C. Browning
Donald G. Calder
John C. Hill
Wilmot H. Kidd IV
David M. Poppe

OFFICERS

John C. Hill, Chief Executive Officer and President
Marlene A. Krumholz, Vice President and Secretary
Joseph T. Malone, Vice President and Treasurer
Jacob C. Wheelock, Vice President

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 43078, Providence, RI 02940-3078
800-756-8200
www.computershare.com/investor

CUSTODIAN

JPMorgan Chase Bank, National Association
New York, NY

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

Item 1(b). Each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act.

Not applicable.

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)    The information required by this Item is only required in an annual report on this Form N-CSR.

(b)    Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	-0-	NA	NA	NA
Month #2 (February 1 through February 29)	-0-	NA	NA	NA
Month #3 (March 1 through March 31)	-0-	NA	NA	NA
Month #4 (April 1 through April 30)	-0-	NA	NA	NA
Month #5 (May 1 through May 31)	-0-	NA	NA	NA
Month #6 (June 1 through June 30)	-0-	NA	NA	NA
Total	-0-	NA	NA	NA

Item 15. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 19, 2026.

Item 16. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There has been no change in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By:	/s/ John C. Hill
John C. Hill
Chief Executive Officer

August 7, 2026

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By:	/s/ John C. Hill
John C. Hill
Principal Executive Officer

August 7, 2026

Date

By:	/s/ Joseph T. Malone
Joseph T. Malone
Principal Financial Officer

August 7, 2026

Date